Deposits (Tables)	6 Months Ended
Apr. 30, 2023
Deposits
Summary of Deposit Liabilities
Deposits

(millions of Canadian dollars)	As at
	By Type			By Country			April 30 2023	October 31 2022
	Demand	Notice	Term 1	Canada	United States	International	Total	Total
Personal	$18,339	$514,885	$95,643	$319,379	$309,488	$–	$628,867	$660,838
Banks	11,749	423	37,111	18,815	29,898	570	49,283	38,263
Business and government 2	127,168	188,817	195,235	357,463	151,520	2,237	511,220	530,869
	157,256	704,125	327,989	695,657	490,906	2,807	1,189,370	1,229,970
Trading	–	–	25,077	17,621	2,867	4,589	25,077	23,805
Designated at fair value through profit or loss 3	–	–	200,908	44,243	82,829	73,836	200,908	162,645
Total	$157,256	$704,125	$553,974	$757,521	$576,602	$81,232	$1,415,355	$1,416,420
Non-interest-bearing deposits included above
In domestic offices							$65,307	$76,551
In foreign offices							82,396	91,175
Interest-bearing deposits included above
In domestic offices							692,214	686,518
In foreign offices							534,712	552,678
U.S. federal funds deposited							10,937	9,498
Deposits and advances with the Federal Home Loan Bank							29,789	–
Total 2,4							$1,415,355	$1,416,420

1
Includes $97.3 billion (October 31, 2022 – $89.4 billion) of senior debt which is subject to the bank recapitalization
“bail-in”
regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

2	Includes $38.8 billion relating to covered bondholders (October 31, 2022 – $34 billion).
3
Financial liabilities designated at FVTPL on the Interim Consolidated Balance Sheet also includes $153 million (October 31, 2022 – $140.5 million) of loan commitments and financial guarantees designated at FVTPL.

4	Includes deposits of $791.5 billion (October 31, 2022 – $814.9 billion) denominated in U.S. dollars and $104 billion (October 31, 2022 – $84.4 billion) denominated in other foreign currencies.